FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Data Regarding Exchange Rate) (Details)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exchange rate of one Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate		3.215	3.456	3.748
Increase (decrease) during the year		(7.00%)	(7.80%)	8.10%
Exchange rate of one Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate		3.944	3.878	4.292
Increase (decrease) during the year		1.70%	(9.60%)	3.30%
Israeli CPI [Member]
Disclosure of detailed information about financial instruments [line items]
Inflation rate	[1]	223.11	224.67	223.33
Increase (decrease) during the year	[1]	(0.70%)	0.60%	0.80%

[1]	Index for each reporting period's last month, on the basis of 1993 average = 100 points.